Discontinued Operations - Summary of Assets and Liabilities Held for Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets and liabilities held for sale [line items]
Investment	$ 878	$ 292
Current tax asset	248	24
Assets held for sale		1,858
Payables and accrued charges	$ 6,703	836
Deferred income tax liabilities		36
Liabilities on assets held for sale		36
Disposal groups classified as held for sale [member]
Disclosure of assets and liabilities held for sale [line items]
Current tax asset		4
Payables and accrued charges		0
Disposal groups classified as held for sale [member] | SQM And APC [member]
Disclosure of assets and liabilities held for sale [line items]
Investment		1,146
Disposal groups classified as held for sale [member] | ICL [member]
Disclosure of assets and liabilities held for sale [line items]
Investment		$ 708